financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Credit risk
Weighted average age of receivables	26 days			29 days		26 days
Weighted average age of past-due receivables	61 days			57 days		60 days
Receivable account balances	$ 1,154	$ 1,120		$ 1,120		$ 1,169
Written off amounts charged to allowance for doubtful accounts still subject to enforcement	231	371		371		298
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	54	47	$ 50	43	$ 54	54
Additions (doubtful accounts expense)		11	12	27	29
Accounts written off, net of recoveries		(13)	(14)	(27)	(35)
Other		1	2	3	2
Balance, end of period		46	$ 50	46	$ 50	43
Less than 30 days past billing date
Credit risk
Receivable account balances	888	761		761		895
30-60 days past billing date
Credit risk
Receivable account balances	176	253		253		177
61-90 days past billing date
Credit risk
Receivable account balances	35	65		65		52
More than 90 days past billing date
Credit risk
Receivable account balances	55	41		41		45
Cost/Gross amount
Credit risk
Receivable account balances	1,208	1,166		1,166		1,212
Cost/Gross amount | Less than 30 days past billing date
Credit risk
Receivable account balances	899	771		771		905
Cost/Gross amount | 30-60 days past billing date
Credit risk
Receivable account balances	185	262		262		185
Cost/Gross amount | 61-90 days past billing date
Credit risk
Receivable account balances	44	73		73		60
Cost/Gross amount | More than 90 days past billing date
Credit risk
Receivable account balances	80	60		60		62
Allowance for doubtful accounts
Credit risk
Receivable account balances	(54)	(46)		(46)		(43)
Allowance for doubtful accounts | Less than 30 days past billing date
Credit risk
Receivable account balances	(11)	(10)		(10)		(10)
Allowance for doubtful accounts | 30-60 days past billing date
Credit risk
Receivable account balances	(9)	(9)		(9)		(8)
Allowance for doubtful accounts | 61-90 days past billing date
Credit risk
Receivable account balances	(9)	(8)		(8)		(8)
Allowance for doubtful accounts | More than 90 days past billing date
Credit risk
Receivable account balances	$ (25)	$ (19)		$ (19)		$ (17)